Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Short-term loans:
Bank loans
ICBC [Member]
Short-term loans:
Annual Interest Rate	[1]	3.35%
Maturities	[1]	Aug. 26, 2025
Bank loans	[1]	$ 628,176
ICBC [Member]
Short-term loans:
Annual Interest Rate	[1]	3.45%
Maturities	[1]	Aug. 30, 2024
Bank loans	[1]		688,023
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	4.50%
Maturities	[2]	Sep. 30, 2025
Bank loans	[2]	$ 716,120
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	4.50%
Maturities	[2]	Oct. 08, 2024
Bank loans	[2]		784,346
Bank of Communication [Member]
Short-term loans:
Annual Interest Rate	[3]	3.65%
Maturities	[3]	Sep. 09, 2025
Bank loans	[3]	$ 418,784
Industrial Bank Co., Ltd. [Member]
Short-term loans:
Annual Interest Rate	[2]	4.60%
Maturities	[2]	Dec. 26, 2024
Bank loans	[2]		1,100,837
Industrial Bank Co., Ltd. [Member]
Short-term loans:
Annual Interest Rate	[2]	4.20%
Maturities	[2]	Dec. 11, 2025
Bank loans	[2]	$ 1,116,757
Xiamen Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	3.50%
Maturities	[2]	Jun. 16, 2025
Bank loans	[2]		550,418
Xiamen Bank [Member]
Short-term loans:
Annual Interest Rate	[4]	3.00%
Maturities	[4]	Jun. 06, 2026
Bank loans	[4]	$ 697,973
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.05%
Maturities	[5]	May 16, 2025
Bank loans	[5]		853,148
Xiamen Rural Bank [Member]
Short-term loans:
Annual Interest Rate	[6]	3.60%
Maturities	[6]	May 16, 2026
Bank loans	[6]	$ 628,176
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	4.50%
Maturities	[2]	Feb. 28, 2025
Bank loans	[2]		275,210
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	4.50%
Maturities	[2]	Feb. 27, 2026
Bank loans	[2]	$ 251,270
ICBC [Member]
Short-term loans:
Annual Interest Rate		1.18%
Maturities		Dec. 24, 2025
Bank loans		$ 41,879
ICBC [Member]
Short-term loans:
Annual Interest Rate		1.13%
Maturities		Dec. 25, 2025
Bank loans		$ 279,189
Subtotal [Member]
Short-term loans:
Bank loans		$ 4,778,324	4,251,982
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.35%
Maturities	[5]	May 05, 2027
Bank loans	[5]	$ 33,503	33,026
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 03, 2026
Bank loans	[5]	$ 195,432	192,646
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 31, 2026
Bank loans	[5]	$ 192,641	189,894
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	3.90%
Maturities	[5]	May 20, 2028
Bank loans	[5]	$ 184,265
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.00%
Maturities	[5]	Jan. 02, 2028
Bank loans	[5]	$ 125,635
Current portion of long-term loans [Member]
Short-term loans:
Bank loans		$ 731,476	415,566
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.35%
Maturities	[5]	May 05, 2027
Bank loans	[5]	$ 100,508	132,100
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	3.90%
Maturities	[5]	May 20, 2028
Bank loans	[5]	$ 737,059
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 31, 2026
Bank loans	[5]	$ 529,762	712,104
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.00%
Maturities	[5]	Jan. 02, 2028
Bank loans	[5]	$ 471,132
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 03, 2026
Bank loans	[5]	$ 488,581	674,263
Long-term loans [Member]
Short-term loans:
Bank loans		$ 2,327,042	$ 1,518,467

[1]	The loan was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.
[2]	Loans from Xiamen Bank, Industrial Bank Co., Ltd. and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.
[3]	The loan from Bank of Communications was secured by a credit guarantee.
[4]	The loan was guaranteed by Mr. Zhuoqin Huang.
[5]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture, and further pledged by a property of Guangzhou Shuzhi.
[6]	The loan from Xiamen Rural Bank was guaranteed by Mr. Zhuoqin Huang and his spouse, and was pledged a property of Yi Caishen.